Other income/(expenses), net	12 Months Ended
Dec. 31, 2013
Other income/(expenses), net
Other income/(expenses), net

25. Other income/(expenses), net

        Other income/(expenses), net, of $0.3 million and $0.8 million in the year ended December 31, 2013 and 2012, respectively, consisted of various other non-operating items. Other income/(expenses), net, of $(2.0) million in 2011 mainly consisted of legal and advisory expenses of $(2.3) million (attributed to fees related to preparing and structuring the comprehensive financing plan of the Company), which were partially offset by $0.3 million income in relation to other non-operating items.